Note 12 - Stock-based Compensation - Restricted Stock Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Non Vested (in dollars per share)	$ 0	$ 0.43
Awarded (in dollars per share)	0.13	0
Vested (in dollars per share)	(0.16)	(0.43)
Forfeited (in dollars per share)	0	0
Non Vested (in dollars per share)	$ 0.10	$ 0